Deferred Revenue	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Deferred Revenue

13	DEFERRED REVENUE

Deferred Revenue
At December 31, 2023	$—
Advanced consideration from gold sale prepayment agreement, net of transaction costs	111.1
Accretion expense	5.5
At December 31, 2024	$116.6
On July 15, 2024, the Company entered into a gold sale prepayment agreement, the proceeds of which were used to settle all of the 2024 and 2025 forward gold sale contracts acquired as part of the Argonaut Transaction (Note 6) which totaled 179,417 ounces with an average price of $1,838 per ounce. Under the terms of the gold prepayment, Alamos received advanced consideration of $116 million in exchange for the delivery of 49,384 ounces in 2025, settled monthly, based on the average forward curve price of $2,524 per ounce. The deferred revenue was initially recorded at $111.1 million, net of transaction costs. During the year ended December 31, 2024 an accretion expense of $2.1 million was recognized in respect of the deferred revenue in earnings, with the remaining capitalized to mineral property, plant and equipment.